Acquisitions, Investments and Disposals - Pro Forma Condensed Consolidated Statement of Operations Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Acquisitions Two Thousand Eleven [Member]	Dec. 31, 2011 Acquisitions Two Thousand Eleven [Member]	Dec. 31, 2011 Acquisitions Two Thousand Ten [Member]	Dec. 31, 2010 Acquisitions Two Thousand Ten [Member]
Revenue, net	$ 97,923	$ 1,792	$ 11,490,192	$ 12,853,040	$ 12,542,894	$ 9,814,858
Net (loss) income	$ 9,471	$ 1,581	$ (1,681,544)	$ 670,520	$ 687,657	$ 640,336
Business Acquisition, Pro Forma Income (Loss) , Per Share, Basic			$ (4.23)	$ 1.43	$ 1.46	$ 1.52